Summary of Significant of Accounting Policies - Additional Information (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 29, 2023 ¥ / shares	Dec. 29, 2023 $ / shares
Advertising and promotional expenses	¥ 127,790	$ 17,999	¥ 361,363	¥ 242,354
Cash and cash equivalents, restricted cash and short-term investments	¥ 2,021,214				$ 284,682
Concentration risk percentage				10.00%
Maximum ownership percentage in ICP business	50.00%	50.00%
Depreciation Rate Of Foreign Currency Exchange	2.94%	2.94%	8.23%
Appreciation Depreciation Rate Of Foreign Currency Exchange				2.34%
Deferred Revenue, Revenue Recognized	¥ 106,333	$ 14,977	¥ 123,809	¥ 74,996
Contract liabilities	¥ 247,855		¥ 205,320		$ 34,910
PRC
Cash and cash equivalents, restricted cash and short-term investments held percentage	22.20%	22.20%
Non-PRC
Cash and cash equivalents, restricted cash and short-term investments held percentage	77.80%	77.80%
Third-party advertising agents | Total Revenue [Member]
Concentration risk percentage	13.00%	13.00%	24.00%
Cross Currency Interest Rate Contract [Member]
Noon buying rate | (per share)						¥ 7.0999	$ 1